AB INBEV Companies - Summary of Name and Registered Office of Associates (Detail)	12 Months Ended
	Dec. 31, 2023
France [member] | SOCIETE DES BRASSERIES ET GLACIERES INTERNATIONALES SA [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Société des brasseries et glacières internationales S.A. - 2 rue du Colonel Driant, 1er - 75008 - Paris	[1]
Proportion of ownership interest in subsidiary	20.00%
Turkey [member] | ANADOLU EFES BIRACILIK VE MALT SANAYII AS [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Anadolu Efes Biracilik Ve Malt Sanayii A.S. - Bahçelievler Mahallesi, Sehit Ibrahim Koparir Caddesi No. 4, Bahçelievler Istanbul
Proportion of ownership interest in subsidiary	24.00%
Zimbabwe [member] | Delta Corporation Limited [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Delta Corporation Limited - Sable House, Northridge Close, Borrowdale - P.O. Box BW 343 - Harare
Proportion of ownership interest in subsidiary	25.27%
Luxembourg [member] | B.I.H. Brasseries Internationales Holding (Angola) Limited [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	B.I.H. Brasseries Internationales Holding (Angola) Limited - 34-38 Avenue de la Liberté - 1930 Luxembourg	[1]
Proportion of ownership interest in subsidiary	27.50%
Luxembourg [member] | B.I.H. Brasseries Internationales Holding Limited [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	B.I.H. Brasseries Internationales Holding Limited - 34-38 Avenue de la Liberté - 1930 Luxembourg	[1]
Proportion of ownership interest in subsidiary	20.00%
Netherlands [member] | AB InBev Efes B.V [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB InBev Efes B.V. - 1227 Strawinskylaan - 1077XX Amsterdam
Proportion of ownership interest in subsidiary	50.00%

[1]	Related to Castel group.